BASIS OF PRESENTATION (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 09, 2022	Jul. 31, 2022	Nov. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 01, 2022	May 01, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 28, 2021	Nov. 05, 2021	Sep. 24, 2021	Jan. 31, 2021	Aug. 31, 2019	Feb. 28, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash								$ 7,800,000
Prepaid expense								$ 1,100,000
Debt Instrument, conversion price								$ 0.06585
Accumulated deficit						$ 85,845,567	$ 55,958,716	$ 95,511,543
Share subscription				$ 60,000,000.0			60,000,000.0
Warrants issued shares					18,901,290										722,317	361,158			13,170
Warrant, exercise price									$ 0.46	$ 0.94	$ 0.96	$ 1.58	$ 2.83	$ 4.50	$ 7.63	$ 7.63		$ 3.04	$ 6.23
Debt Instrument, Face Amount						14,032,528	4,400,000	$ 2,651,074
Proceeds from issuance of convertible notes						14,029,842	$ 1,000,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of convertible notes	$ 8,480,000	$ 8,480,000
Convertible Note Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount				15,900,000
Proceeds from issuance of convertible notes			$ 10,600,000	$ 5,300,000
Convertible Note Financing Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share subscription	$ 60,000,000.0	$ 60,000,000.0
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued shares					1,106,108
Warrant, exercise price					$ 10.01
Exercise price shares issued					$ 10.01
Commitment fees					$ 1,200,000
Investor [Member] | First Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment fees					800,000
Investor [Member] | 18 Month Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment fees					$ 400,000
Former Ensysce [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash						7,800,000
Prepaid expense						$ 1,100,000
Debt Instrument, conversion price						$ 0.06585											$ 0.06585
Deferred transaction costs						$ 1,200,000